Private Placement (Details 1) (USD $)				0 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 16, 2013 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	Sep. 30, 2014 Convertible Notes Payable [Member]	Apr. 02, 2014 Convertible Notes Payable [Member]
Private Placement [Line Items]
Stock price on valuation date		$ 1.68		$ 1.68	$ 1.68		$ 13.88
Conversion price				$ 2.07	$ 2.07	$ 3.00	$ 3.00
Term (years)				1 year 3 months	3 months 4 days
Expected volatility				60.00%	60.00%
Dividend yield				0.00%	0.00%
Weighted average risk-free interest rate				0.79%	1.75%
Trials				20,000	20,000
Fair value	$ 0	$ 6,277,000	$ 0	$ 5,376,000	$ 5,573,000		$ 26,790,177